BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2025 HKD ($)	May 22, 2025 USD ($)	May 21, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Product Information [Line Items]
Cash FDIC insured amount	$ 250,000		$ 250,000
Allowance for credit losses			17,733
Deferred offering cost			266,028				$ 266,028	$ 266,028
Impairment of long-lived assets	0	$ 0	0	0	0
Warranty reserves	0		0	0
Advertising expense	255,102	11,963	20,558	8,089	8,742
Government subsidies	9,031		20,018		12,247
Uncertain tax positions	$ 0		$ 0	$ 0	$ 0
Dilutive shares | shares	0		0	0	0
Number of operating segment | Segment	1		1
Cash deposists	$ 466,652		$ 31,950	$ 268,160
Intangible assets estimated useful life	5 years					5 years
Selling, general and administrative expense	$ 1,244,963	$ 184,017
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration and credit risk percentage	79.93%	19.42%	20.00%	24.00%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration and credit risk percentage		17.26%	17.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration and credit risk percentage				11.00%	11.00%
Customer Concentration Risk [Member] | One Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration and credit risk percentage	97.00%	62.00%	54.00%	46.00%	27.00%
Customer Concentration Risk [Member] | Two Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration and credit risk percentage					26.00%
Customer Concentration Risk [Member] | Three Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration and credit risk percentage					11.00%
Design and Fit-out Services [Member]
Product Information [Line Items]
Revenue performance obligation	$ 485,154		$ 382,497
Management Service [Member]
Product Information [Line Items]
Revenue performance obligation	141,816
Application Services [Member]
Product Information [Line Items]
Revenue performance obligation	30,413		99,999
Design Only Services [Member]
Product Information [Line Items]
Revenue performance obligation			2,096
Maximum [Member] | HONG KONG
Product Information [Line Items]
Deposit	$ 64,267		$ 64,267			$ 500,000			$ 500,000